UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               ---------------------------------

Check here if Amendment |_|;      Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Foxhall Capital Management, Inc.
          ----------------------------------------------------------------------
Address:  1613 Duke Street
          ----------------------------------------------------------------------
          Alexandria, Virginia  22314
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-07146
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul G. Dietrich
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    703-683-8575
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

Paul G. Dietrich                    Alexandria, Virginia               8-8-2006
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 185
                                        -------------------

Form 13F Information Table Value Total: $222,336
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

Foxhall Capital Management, Inc.
FORM 13F
30-Jun-06

                                                                                                   Voting Authority
                                                                                                 --------------------
                                 Title of             Value      Shares/     Sh/  Put/  Invstmt  Other
Name of Issuer                   class     CUSIP      (x$1000)   Prn Amt     Prn  Call  Dscretn  Managers  Sole       Shared  None
------------------------------   --------  ---------  --------   ----------  ---  ----  -------  --------  ---------- ------  ----
3M CO COM                        COM       88579Y101     565           6990  SH          Sole                  6990
ABBOTT LABS                      COM       002824100     373           8550  SH          Sole                  8550
ALCOA INC                        COM       013817101     458          14140  SH          Sole                 14140
ALLIANCE DATA                    COM       018581108     299           5075  SH          Sole                  5075
ALLIED CAP CORP NEW COM          COM       01903Q108    2535          88127  SH          Sole                 88127
ALLSTATE CORP                    COM       020002101     265           4850  SH          Sole                  4850
ALTRIA GROUP INC                 COM       02209S103    2304          31373  SH          Sole                 31373
AMERICAN EXPRESS                 COM       025816109     861          16180  SH          Sole                 16180
AMERICAN INTL GROUP INC          COM       026874107     665          11265  SH          Sole                 11265
AMGEN INC                        COM       031162100     555           8505  SH          Sole                  8505
ANADARKO PETE CORP COM           COM       032511107     375           7854  SH          Sole                  7854
ANHEUSER BUSCH COS INC           COM       035229103     248           5450  SH          Sole                  5450
ANN TAYLOR STORES CORP           COM       036115103    5078         117070  SH          Sole                117070
APACHE CORP COM                  COM       037411105    1585          23220  SH          Sole                 23220
APPLE COMPUTER INC COM           COM       037833100     280           4895  SH          Sole                  4895
APPLERA CORP COM AP BIO GRP      COM       038020103     321           9920  SH          Sole                  9920
APPLIED MATLS INC COM            COM       038222105     238          14616  SH          Sole                 14616
ASTRAZENECA PLC SPON ADR         COM       046353108     260           4340  SH          Sole                  4340
AT&T INC.                        COM       00206r102     207           7411  SH          Sole                  7411
BANK OF NY CO INC                COM       064057102     741          23015  SH          Sole                 23015
BANKAMERICA CORP COM             COM       060505104     604          12550  SH          Sole                 12550
BB&T CORP COM                    COM       054937107   20680         497246  SH          Sole                497246
BEAR STEARNS COMPANIES, INC      COM       073902108     274           1955  SH          Sole                  1955
BOSTON SCIENTIFIC CORP COM       COM       101137107     247          14680  SH          Sole                 14680
BP AMOCO PLC - SPONS ADR         COM       055622104     578           8301  SH          Sole                  8301
BUCKEYE PARTNERS UTS LP          COM       118230101     267           6350  SH          Sole                  6350
BURLINGTON NRTHN SANTA COM       COM       12189T104     624        7872.46  SH          Sole               7872.46
CAMECO CORP                      COM       13321L108     359           8990  SH          Sole                  8990
CANADIAN NATIONAL RAILWAY CO     COM       136375102    4842       110667.9  SH          Sole              110667.9
CAPITAL ONE FINL CORP COM        COM       14040H105    1122          13125  SH          Sole                 13125
CHEVRONTEXACO CORP COM           COM       166764100     996       16044.37  SH          Sole              16044.37
CHRISTOPHER & BANKS CORP.        COM       171046105     320          11036  SH          Sole                 11036
CISCO SYSTEMS                    COM       17275R102     919          47038  SH          Sole                 47038
CITIGROUP INC                    COM       172967101    1410          29221  SH          Sole                 29221
COCA COLA CO                     COM       191216100     705          16395  SH          Sole                 16395
COHEN & STEERS QUALITY REIT      COM       19247L106     283          13433  SH          Sole                 13433
CONOCOPHILLIPS COM               COM       20825C104    2054          31345  SH          Sole                 31345
CONSOLIDATED EDISON              COM       209115104     714          16075  SH          Sole                 16075
COSTCO WHSL CORP NEW COM         COM       22160K105     440           7700  SH          Sole                  7700
CVS CORP                         COM       126650100    6459       210401.6  SH          Sole              210401.6
DAKTRONICS INC                   COM       234264109     324          11214  SH          Sole                 11214
DB COMMODITY INDEX TRACKING FU   COM       240225102    1496          59115  SH          Sole                 59115
DISNEY WALT CO DEL               COM       254687106     746          24863  SH          Sole                 24863
DOVER CORP                       COM       260003108     831          16810  SH          Sole                 16810
DRESS BARN                       COM       261570105     283          11170  SH          Sole                 11170
DRIL-QUIP                        COM       262037104     334           4048  SH          Sole                  4048
DUKE ENERGY CORP NEW             COM       26441C105     350          11915  SH          Sole                 11915
DUN & BRADSTREET DEL COM NEW     COM       26483E100    1068          15325  SH          Sole                 15325
E M C CORP MASS COM              COM       268648102     524          47775  SH          Sole                 47775
EMCOR GROUP                      COM       29084q100     207           4260  SH          Sole                  4260
EMERSON ELECTRIC                 COM       291011104     438           5230  SH          Sole                  5230
EMPIRE FINANCIAL HOLDING COMPA   COM       291658102     568         200000  SH          Sole                200000
EURO CURRENCY TRUST              COM       29871P109     823       6427.433  SH          Sole              6427.433
EXXON MOBIL CORP COM             COM       30231G102    2394          39021  SH          Sole                 39021
EZCORP INC.                      COM       302301106     519          13765  SH          Sole                 13765
FALCONBRIDGE LIMITED             COM       306104100     281           5325  SH          Sole                  5325
FIRST DATA CORP COM              COM       319963104     291           6450  SH          Sole                  6450
FREDDIE MAC                      COM       313400301     247           4338  SH          Sole                  4338
FREEPORT MCMORAN COPPER & GOLD   COM       35671D857     700          12635  SH          Sole                 12635
FRIEDMAN BILLINGS RAMS CL A      COM       358434108     411          37500  SH          Sole                 37500
GARDNER DENVER INC               COM       365558105    6393         166052  SH          Sole                166052
GARMIN LTD.                      COM       G37260109     294           2786  SH          Sole                  2786
GENERAL DYNAMICS CORP COM        COM       369550108     243           3705  SH          Sole                  3705
GENERAL ELEC CO COM              COM       369604103    3215          97529  SH          Sole                 89849             7680
GLOBAL ENERGY GROUP INC          COM       37941v105       3          27000  SH          Sole                 27000
GLOBAL INDUSTRIES LTD            COM       379336100    4296         257220  SH          Sole                257220
GYMBOREE CORP                    COM       403777105     389          11196  SH          Sole                 11196
HALLIBURTON CO COM               COM       406216101     292           3936  SH          Sole                  3936
HANSEN NATURAL                   COM       411310105     394           2071  SH          Sole                  2071
HARRIS CORP                      COM       413875105     756          18214  SH          Sole                 18214
HEALTHCARE RLTY TR COM           COM       421946104     389          12200  SH          Sole                 12200
HILTON HOTELS CORP               COM       432848109     468          16555  SH          Sole                 16555
HOME DEPOT INC                   COM       437076102    1432          40020  SH          Sole                 40020
HONEYWELL INTL INC COM           COM       438516106     426          10575  SH          Sole                 10575
HUDSON CITY BANCORP INC          COM       443683107    5302         397737  SH          Sole                397737
INGERSOLL-RAND CO COM            COM       G4776G101    1117          26110  SH          Sole                 26110
INT'L BUSINESS MACHINES          COM       459200101     529           6880  SH          Sole                  6880
INTEL CORPORATION                COM       458140100    1132          59600  SH          Sole                 59600
ISHARES JAPAN INDEX FUND         COM       464286848     378          27725  SH          Sole                 27725
ISHARES LEHMAN 1-3 YEAR TREASU   COM       464287457     878       11020.95  SH          Sole              11020.95
ITT CORP                         COM       450911102     264           5325  SH          Sole                  5325
J C PENNEY CO INC                COM       708160106     231           3425  SH          Sole                  3425
JOHNSON & JOHNSON                COM       478160104     726          12115  SH          Sole                 12115
JOHNSON CONTROLS INC             COM       478366107    5918       71978.39  SH          Sole              71978.39
LEHMAN BROS HLDGS INC COM        COM       524908100     483           7408  SH          Sole                  7408
MANULIFE FINANCIAL CORP          COM       56501r106     261           8220  SH          Sole                  8220
MASSEY ENERGY CO                 COM       576206106     877          24360  SH          Sole                 24360
MCG CAPITAL CORPORATION          COM       58047P107     543          34135  SH          Sole                 34135
MEDICAL PROVIDER FINANCIAL CRP   COM       58461x891       0          25000  SH          Sole                 25000
MERCK & CO INC                   COM       589331107    1002          27506  SH          Sole                 27506
MICROSOFT CORP                   COM       594918104    1580        67826.4  SH          Sole               67826.4
MOODYS CORP                      COM       615369105     468           8600  SH          Sole                  8600
MORGAN J P & CO INC              COM       46625H100     584          13905  SH          Sole                 13905
MORGAN STANLEY                   COM       617446448     290           4580  SH          Sole                  4580
MOTOROLA INC                     COM       620076109     665          32985  SH          Sole                 32985
MYLAN LABS INC COM               COM       628530107     580          29025  SH          Sole                 29025
NATCO GROUP INC.                 COM       63227W203     514          12775  SH          Sole                 12775
NETPLEX GROUP INC                COM       641147103       0          10000  SH          Sole                 10000
NEWMONT MINING CORP COM          COM       651639106     551          10413  SH          Sole                 10413
NIKE INC CL B                    COM       654106103     495           6110  SH          Sole                  6110
NISOURCE INC                     COM       65473P105     494          22600  SH          Sole                 22600
NOKIA CORP SPONSORED ADR         COM       654902204     699          34480  SH          Sole                 34480
NORFOLK SOUTHERN CORP            COM       655844108     374           7020  SH          Sole                  7020
NORTHERN DYNASTY MINERALS        COM       66510m204    2010         228688  SH          Sole                228688
OLD NATIONAL BANKCORP            COM                     504          25261  SH          Sole                 25261
ORACLE CORP                      COM       68389X105     514          35440  SH          Sole                 35440
PEABODY ENERGY CORP              COM       704549104    7324       131365.1  SH          Sole              131365.1
PEPSICO INC                      COM       713448108    1289          21469  SH          Sole                 21469
PFIZER INC COM                   COM       717081103    1301          55415  SH          Sole                 46775             8640
PIONEER NATURAL RESOURCES CO.    COM       723787107    1087          23420  SH          Sole                 23420
PROCTER & GAMBLE CO              COM       742718109    1441          25912  SH          Sole                 25912
QORUS COM INC COM                COM       747280105       8          41698  SH          Sole                 41698
SANOFI-AVENTIS GROUP ADR         COM       80105N105     384           7875  SH          Sole                  7875
SATYAM COMPUTER SERVICES-ADR     COM       804098101    5625       169738.7  SH          Sole              169738.7
SCHEIN HENRY                     COM       806407102    5191         111091  SH          Sole                111091
SCHLUMBERGER LTD                 COM       806857108     496           7620  SH          Sole                  7620
SWIFT TRANSPORTATION             COM       870756103    4995         157285  SH          Sole                157285
TEMPUR-PEDIC INTL INC            COM       88023U101     754          55825  SH          Sole                 55825
TETRA TECHNOLOGIES INC           COM       88162F105    5982         197165  SH          Sole                197165
TEXAS INSTRS INC COM             COM       882508104     779          25715  SH          Sole                 25715
TIFFANY & CO NEW COM             COM       886547108     594          17975  SH          Sole                 17975
TIME WARNER INC                  COM       887317105     955          55230  SH          Sole                 55230
TOO INC.                         COM       890333107    4457         116085  SH          Sole                116085
TOWNEBANK PORTSMOUTH COM         COM       89214P109    3177         158942  SH          Sole                158942
UNION PAC CORP COM               COM       907818108     239           2574  SH          Sole                  2574
UNITED HEALTHCARE CORP           COM       91324P102     438           9790  SH          Sole                  9790
UNITED TECHNOLOGIES CP COM       COM       913017109     209           3298  SH          Sole                  3298
USX MARATHON GROUP               COM       565849106     311           3735  SH          Sole                  3735
WACHOVIA CORP 2ND NEW COM        COM       929903102     273           5044  SH          Sole                  5044
WAL-MART STORES INC              COM       931142103     727          15100  SH          Sole                 15100
WATERSIDE CAP CORP COM           COM       941872103    1188         292538  SH          Sole                292538
WELLPOINT HLT NETW NEW COM       COM       94973V107     940          12911  SH          Sole                 12911
WEST PHARMACEUTICAL SERVICES I   COM       955306105    2276          62727  SH          Sole                 62727
WPP GROUP PLC                    COM       929309409    2397          39750  SH          Sole                 39750
YAHOO INC COM                    COM       984332106     526          15950  SH          Sole                 15950

ALLIANZ MONEY MARKET                       usac2lavm     362          37128  SH          Sole                 37128
ALLIANZ MONEY MARKET                       usacojavm     393          39112  SH          Sole                 39112
ALLIANZ MONEY MARKET                       usartiavm    3363         338566  SH          Sole                338566
ALLIANZ MONEY MARKET                       usartjavm    1495         152516  SH          Sole                152516
AST MONEY MARKET                           pru000041    7760         579082  SH          Sole                579082
AST MONEY MARKET 14                        pru000046    1591         160006  SH          Sole                160006
AST MONEY MARKET 15                        pru000047     856          86469  SH          Sole                 86469
AST MONEY MARKET 16                        pru000048     115          11708  SH          Sole                 11708
AST MONEY MARKET 2                         pru000052     466          32454  SH          Sole                 32454
AST MONEY MARKET 7                         pru000058     222          20575  SH          Sole                 20575
AST MONEY MARKET 9                         pru000060    2656         265467  SH          Sole                265467
AXA MODERATE PLUS ALLOCATION               equ011860     464          36766  SH          Sole                 36766
AXA MONEY MARKET                           equ012080    6786         672647  SH          Sole                672647
BAC CAP TR I GTD CAP SECS                  055187207     630          25500  SH          Sole                 25500
CHEVY CHASE PFD CAP CP PFD A E             16678M207     407           7665  SH          Sole                  7665
EQ MONEY MARKET                            equ008860     249           9402  SH          Sole                  9402
FRANKLIN CUSTODIAN FDS INCOME              353496300     268       107996.6  SH          Sole              107996.6
FRANKLIN TEMPLETON HARD CURREN             354728305     812       86526.21  SH          Sole              86526.21
GP GRO                                     prugr7000      97          96901  SH          Sole                 96901
HARTFORD MONEY MARKET                      hde260160     393         204986  SH          Sole                204986
HARTFORD MONEY MARKET                      hde260180      84          44368  SH          Sole                 44368
HARTFORD MONEY MARKET                      hde260210      89          83416  SH          Sole                 83416
HARTFORD MONEY MARKET                      hlau60200     527         493146  SH          Sole                493146
HARTFORD MONEY MARKET                      hlau60205    2394        2354514  SH          Sole               2354514
HARTFORD MONEY MARKET                      hlau60215     465         437355  SH          Sole                437355
HARTFORD MONEY MARKET                      hlau60220    1663        1568094  SH          Sole               1568094
HARTFORD MONEY MARKET FUND                 hlau60235      27          25891  SH          Sole                 25891
IDEX TRANSAMERICA CONS HIGH YI             893961201     107          12000  SH          Sole                 12000
MFS HIGH INCOME                            hl9y60200     135          11667  SH          Sole                 11667
MFS HIGH INCOME                            hl9y60205     455          38771  SH          Sole                 38771
MFS HIGH INCOME                            hl9y60220     358          31050  SH          Sole                 31050
MFS HIGH YIELD                             wrl000942     197          16394  SH          Sole                 16394
MFS HIGH YIELD                             wstvumfs3     116          10032  SH          Sole                 10032
MONEY MARKET FUND                          hlau60175     111         101742  SH          Sole                101742
MONEY MARKET FUND                          hlau60190      70          67910  SH          Sole                 67910
MONEY MARKET FUND                          hlau60230     224         222319  SH          Sole                222319
NUVEEN QUALITY PREF INCOME FUN             67072C105     355          26016  SH          Sole                 26016
PIMCO TOTAL RETURN FUND CL B               693390437     102          10000  SH          Sole                 10000
PROFUND VP MONEY MARKET                    wrlaeprm1     371          37052  SH          Sole                 37052
PROFUND VP MONEY MARKET                    wrlaeprm2    2448         244530  SH          Sole                244530
PROFUND VP MONEY MARKET                    wrlaeprm5     140          13957  SH          Sole                 13957
PROFUND VP MONEY MARKET                    WSTVUL777     594          59294  SH          Sole                 59294
PROFUND VP MONEY MARKET                    wstvuprm2     291          29011  SH          Sole                 29011
PROFUND VP MONEY MARKET                    wstvuprm3     265          26463  SH          Sole                 26463
PROFUNDS FALLING US DOLLAR INV             74318A190     725        24848.6  SH          Sole               24848.6
RYDEX ENERGY INV                           783554751     276        12179.4  SH          Sole               12179.4
RYDEX MID CAP VALUE H                      78355e635     242        7597.95  SH          Sole               7597.95
RYDEX MONEY MARKET                         sbl001940     334          39388  SH          Sole                 39388
SHEPHERD LARGE CAP GRWTH FD                257368100      48       11001.47  SH          Sole              11001.47
TRANSAMERICA MONEY MARKET                  wrl829ad0     477         466439  SH          Sole                466439